Vanguard Global ex-US Real Estate Index Fund Investment Risks - ETF Prospectus [Member] - Vanguard Global ex-US Real Estate Index Fund	Oct. 31, 2025
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Real Estate Sector. Due to the Fund’s heavy investment in the real estate sector, its performance will be impacted by the general health of the sector. Companies in the real estate sector can be negatively affected by various factors, including, but not limited to, supply and demand for properties, changes in interest rates, general or local economic conditions, the strength of specific industries that rent properties, and/or regulatory changes. Real estate companies might be heavily focused on one geographic market, which could affect those companies more than companies with greater geographic diversification. Real estate companies may rely on leverage, which, while used to help magnify returns, also has the negative effect of magnifying losses. In addition, the real estate industry historically has been sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments.
Investing in REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in REITs. In addition to the risks associated with the real estate sector, the Fund’s investments in equity REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties they own. An individual REIT’s performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. Interest rate increases can make it more difficult and costly to acquire financing, which could restrict cash flows and negatively affect their operations and values. During periods of rising interest rates, REIT stock prices overall may decline, which could result in a decline in the Fund’s value. In addition, unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. Loss of IRS status as a qualified REIT would negatively impact the REIT’s overall investment returns.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Foreign Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Foreign Markets. Foreign markets can perform differently than U.S. markets. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, the rights and remedies associated with investments in a fund that invests in foreign securities may be different than a fund that invests in domestic securities. To the extent that the Fund invests a large portion of its assets in securities of issuers located primarily in one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in such country or region.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Emerging Markets. Investments in emerging markets are subject to higher degrees of risk and volatility than investments in developed markets. Compared with developed markets, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets. In addition, emerging markets generally have less efficient trading markets with lower overall liquidity and more volatile currency exchange rates. Each of these risks can cause losses to the Fund’s investments and/or impact the Fund’s performance.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Index Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index Investing. The Fund is subject to risks associated with index investing. Because the Fund generally seeks to track the performance of the Target Index regardless of how the Target Index is performing, the Fund’s performance may be lower than it would be if it were actively managed. Although the Fund seeks to hold substantially all of the securities included in the Target Index, it may be unable to do so. In addition, the Fund could be prevented from holding one or more securities in the same proportion as in the Target Index. The performance of the Fund’s investments, in the aggregate, may not match the investment performance of the Target Index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the Target Index made by the index provider or by errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
ETF Share Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ETF Share Trading. Vanguard ETF Shares (“ETF Shares”) are an exchanged-traded class of shares issued by certain Vanguard funds that represent an interest in the portfolio of securities held by the issuing fund. The Fund’s ETF Shares are listed for trading on Nasdaq and individual investors may only buy and sell them on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price of an ETF Share and its NAV differ significantly. Disruptions to creation and redemption transactions, the existence of significant market volatility, or potential lack of an active trading market for ETF Shares (including through a trading halt), as well as other factors, may result in ETF Shares trading significantly above (at a premium) or below (at a discount) the Fund’s NAV or the intraday value of the Fund’s holdings. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Authorized Participants. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. The Fund’s Authorized Participants are not obligated to engage in creation or redemption transactions. To the extent that the Fund’s Authorized Participants are unable to or choose not to proceed with creation and/or redemption transactions with respect to the Fund and no other Authorized Participants step forward to engage in creation or redemption transactions with the Fund, the Fund’s ETF Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.